Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 24,278	$ 26,581		$ 83,871	$ 86,647	$ 114,080	$ 26,759	$ 44,566
Recognized revenue	2,400	700		4,400	600	600	500	300
Products and services transferred at a point in time
Disaggregation of Revenue [Line Items]
Total revenue	23,742	25,196		82,381	83,807	110,079	26,729	3,866
Products and services provided over time
Disaggregation of Revenue [Line Items]
Total revenue	536	1,385		1,490	2,840	4,001	30	40,700
Digital asset management services
Disaggregation of Revenue [Line Items]
Total revenue						0	0	40,700
Digital advertising services and other
Disaggregation of Revenue [Line Items]
Total revenue	0	0		0	231	231	1,631	1,173
Title and escrow services
Disaggregation of Revenue [Line Items]
Total revenue	7,875	15,519		26,971	62,428	72,686	0	0
Electric vehicle products
Disaggregation of Revenue [Line Items]
Total revenue	14,713	8,737		52,913	17,041	31,123	19,462	0
Electric vehicle services
Disaggregation of Revenue [Line Items]
Total revenue	71	46		228	154	204	0	2,693
Combustion engine vehicles
Disaggregation of Revenue [Line Items]
Total revenue						0	5,160	0
Charging, battery and powertrain products
Disaggregation of Revenue [Line Items]
Total revenue	1,034	940		2,244	4,108	5,886	506	0
Charging, battery and powertrain services
Disaggregation of Revenue [Line Items]
Total revenue	415	770		1,205	1,526	2,645	0	0
Other revenue
Disaggregation of Revenue [Line Items]
Total revenue	120	569		253	1,159	1,305	0	0
Malaysia
Disaggregation of Revenue [Line Items]
Total revenue	3	17		53	64	65	83	0
USA
Disaggregation of Revenue [Line Items]
Total revenue	12,665	17,984		38,797	69,873	84,303	1,631	41,873
PRC
Disaggregation of Revenue [Line Items]
Total revenue	$ 7,360	$ 8,580	$ 28,900	$ 36,242	$ 16,710	$ 29,712	$ 25,045	$ 2,693